Share-based payments - Schedule of Assumptions Used to Measure Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in CAD per share)	$ 48.92	$ 37.19
Weighted average exercise price (in CAD per share)	$ 48.92	$ 37.19
Risk-free interest rate	0.44%	0.32%
Expected life in years	5	5
Expected dividend yield	0.00%	0.00%
Volatility	40.00%	40.00%
Weighted average fair value of options issued (in CAD per share)	$ 14.36	$ 9.90